Condensed Financial Information of Registrant - Condensed Statements of Income (Details) - USD ($) $ in Millions	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015		Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenue:
Total revenue	$ 4,359	[1]			$ 3,525	[1]						$ 8,702	[1]	$ 6,696	[1]	$ 14,178	$ 9,667	[2]	$ 6,589	[2]
Expenses:
Medical care costs	3,594				2,929							7,182		5,565		11,794	8,076		5,380
General and administrative expenses	351				287							691		543		1,146	765		666
Depreciation and amortization	34				25							66		50		104	93		73
Total operating expenses	4,254				3,409							8,508		6,498		13,791	9,474		6,452
Operating income	105		$ 76	$ 113	116		$ 82	$ 97	$ 40	$ 32	$ 24	194		198		387	193		137
Income tax expense	47				62							87		101		179	73		36
Equity in net earnings of subsidiaries	0				0							0		0		0	0		0
Net income	$ 33		$ 30	$ 46	$ 39		$ 28	$ 34	$ 16	$ 8	$ 4	$ 57		$ 67		143	62		53
Parent Company
Revenue:
Management fees and other operating revenue																928	704		599
Investment income																3	2		3
Total revenue																931	706		602
Expenses:
Medical care costs																55			38
Medical care costs																	46
General and administrative expenses																797	583		504
Depreciation and amortization																82	73		51
Total operating expenses																934	702		593
Operating income																(3)	4		9
Interest expense																66	57		51
Other expense, net																0	1		4
Loss before income taxes and equity in net income of subsidiaries																(69)	(54)		(46)
Income tax expense																(21)	(27)		(16)
Net loss before equity in net income of subsidiaries																(48)	(27)		(30)
Equity in net income of subsidiaries																191			83
Equity in net earnings of subsidiaries																	89
Net income																$ 143	$ 62		$ 53

[1]	Total revenue consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.
[2]	Total revenues consists primarily of premium revenue for the Health Plans segment, and service revenue for the Molina Medicaid Solutions and Other segments.